Asset Retirement Obligations (All Registrants)	12 Months Ended
Dec. 31, 2021
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligations (All Registrants)	Asset Retirement Obligations (All Registrants)
The Registrants have AROs primarily associated with the abatement and disposal of equipment and buildings contaminated with asbestos and PCBs. See Note 1 — Significant Accounting Policies for additional information on the Registrants’ accounting policy for AROs.
The following table provides a rollforward of the AROs reflected in the Registrants’ Consolidated Balance Sheets from December 31, 2019 to December 31, 2021:

	Exelon	ComEd	PECO	BGE	PHI	Pepco	DPL	ACE
AROs as of December 31, 2019	$244	$129	$28	$23	$57	$41	$12	$4
Net increase (decrease) due to changes in, and timing of, estimated future cash flows	5	—	2	1	1	(3)	2	2
Accretion expense(a)	5	1	1	1	1	1	—	—
Payments	(5)	(1)	(2)	(2)	—	—	—	—
AROs as of December 31, 2020	249	129	29	23	59	39	14	6
Net increase due to changes in, and timing of, estimated future cash flows	26	15	—	2	10	5	2	3
Accretion expense(a)	7	4	1	1	1	1	—	—
Payments	(8)	(2)	(1)	—	—	—	—	—
AROs as of December 31, 2021	$274	$146	$29	$26	$70	$45	$16	$9
__________
(a)For ComEd, PECO, BGE, PHI, and Pepco, the majority of the accretion is recorded as an increase to a regulatory asset due to the associated regulatory treatment.